INCOME TAXES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2013 MOP
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid	$ (81,230,000)	$ (64,437,000)	$ (109,189,000)
Effective tax rate	10.90%	(1.70%)	0.60%
Valuation allowances	$ 226,113,000	$ 192,200,000
Adjusted operating tax loss carried forwards, expired	173,103,000
Aggregate undistributed earnings of foreign subsidiaries	95,037,000	6,630,000
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	11,603,000	994,000
Interest and penalties related to uncertain tax positions recognized	$ 0	$ 0
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Macau Complementary Tax [Member] | Basic [Member]
Schedule Of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.054	$ 0.040	$ 0.066
Macau Complementary Tax [Member] | Diluted [Member]
Schedule Of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.053	$ 0.040	$ 0.066
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years
Philippine Corporate Income Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%	30.00%	30.00%
Corporate income tax rate on casino operations	30.00%
Statute of limitation for tax return	3 years
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Schedule Of Income Taxes [Line Items]
Annual lump sum in lieu of Macau Complementary tax on dividend				$ 2,795,000	MOP 22,400,000
Macau Tax [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	5 years
Operating Tax Loss Carry Forwards Expiring 2017 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	$ 222,310,000
Operating Tax Loss Carry Forwards Expiring 2018 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	419,874,000
Operating Tax Loss Carry Forwards Expiring 2019 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	$ 289,868,000